THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                     SUPPLEMENT DATED MARCH 27, 2009 TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2008

                         Fifth Third All Cap Value Fund
                  Fifth Third Disciplined Large Cap Value Fund
                        Fifth Third Dividend Growth Fund
                          Fifth Third Equity Index Fund
                        Fifth Third High Yield Bond Fund
             Fifth Third Institutional Government Money Market Fund
                   Fifth Third Institutional Money Market Fund
                      Fifth Third International Equity Fund
                        Fifth Third Micro Cap Value Fund
                         Fifth Third Mid Cap Growth Fund
                       Fifth Third Prime Money Market Fund
                         Fifth Third Quality Growth Fund
                        Fifth Third Short Term Bond Fund
                        Fifth Third Small Cap Growth Fund
                        Fifth Third Small Cap Value Fund
                        Fifth Third Strategic Income Fund
                       Fifth Third Total Return Bond Fund
                   Fifth Third U.S. Treasury Money Market Fund

PORTFOLIO MANAGER CHANGE- DIVIDEND GROWTH FUND AND STRATEGIC INCOME FUND

Mr. J. Jeffrey Krumpelman no longer serves as a portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. Accordingly, all references to Mr. Krumpelman in the Statement of Additional Information should be disregarded.

PORTFOLIO MANAGER OWNERSHIP

The section entitled "Portfolio Manager Information - Securities Ownership" on page 44 of the Statement of Additional Information is hereby supplemented with the following:

--------------------------- ------------------------ ---------------------------
                                                     DOLLAR RANGE OF EQUITY
NAME OF PORTFOLIO MANAGER   FUND                     SECURITIES
--------------------------- ------------------------ ---------------------------
Amy Denn*                   Dividend Growth Fund                None
--------------------------- ------------------------ ---------------------------


---------
*Ownership as of March 27, 2009.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI32709